PROPERTY PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment as of September 30, 2025, and June 30, 2025, is as follows:

	September 30, 2025	June 30, 2025

Plant and machinery	$2,056,949	$1,843,774
Office equipment	6,239	6,161
Computers	15,837	14,233
Motor vehicles	4,730	4,240
Furniture and fittings	4,932	4,421
Renovation	4,943	4,431
	2,093,630	1,877,260
Less: accumulated depreciation	(573,805)	(480,820)
Foreign exchange adjustment	4,691	178,544
	$1,524,516	$1,574,984

Depreciation expense for the three months ended September 30, 2025 and 2024, totaled $55,159 and $70,230, respectively.

There has been no impairment charge for the three months ended September 30, 2025 and 2024.

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment at June 30, 2025 and 2024 is as follows:

	As of June 30,
	2025	2024

Land and building	$-	$1,258,360
Plant and machinery	1,843,774	1,875,761
Office equipment	6,161	6,168
Computers	14,233	13,908
Motor vehicles	4,240	140,989
Furniture and fittings	4,421	16,359
Renovation	4,431	4,431
	1,877,260	3,315,976
Less: accumulated depreciation	(480,820)	(382,141)
Foreign exchange adjustment	178,544	(17,829)
	$1,574,984	$2,916,006

Depreciation expense for the years ended June 30, 2025 and 2024 totaled $248,940 and $417,517, respectively.

Impairment loss on property, plant and equipment for the years ended June 30, 2025 and 2024, were $137,632 and $134,042, respectively, which relates to assets intended to be disposed and accordingly transferred to assets held for disposal at its net carrying value of $350,000 and $606,043 respectively.

Plant and machinery written off for the years ended June 30, 2025 and 2024 amounted to $0 and $3,979 respectively.

Land and building with net carrying amount of $0 at June 30, 2025 ($701,817 at June 30, 2024) was pledged to a financial institution for facilities granted.

Plant and machinery and motor vehicles with carrying values of $0 at June 30, 2025 ($7,688 and $98,362 respectively at June 30, 2024) are acquired under financing arrangements.

On December 10, 2024, CEO Jack Wong entered into a Sale and Purchase Agreement (“Agreement”) with VRI to purchase the Property at the current market value of $857,500 with payment in equal installments over 26 pay cycles. Pursuant to the Agreement, VRI shall immediately transfer ownership of the Property to CEO Jack Wong by Warranty Deed, free of encumbrances except as specified in the Agreement. The transfer of title was completed on December 19, 2024.